Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

On September 15, 2011, the Company entered into a Settlement Agreement with KLC in relation to the early termination of the charterparty dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached into an agreement, where KLC admitted a liability of $15,750,000, of which 37% would be settled in cash, amounting to $5,827,500, payable in ten annual installments of varying amounts, commencing in December 2012, and the remainder of the liability would be payable in shares of KLC. On May 24, 2012, the Company received 111,201 shares of KLC and on December 31, 2012, the Company received the first cash installment payment of $29,137 due to the Company under the Settlement Agreement. In March 2013, the Seoul Central District Court approved an amended KLC rehabilitation plan, under which nine-tenths of the remaining cash payments due to the Company under the agreement would be paid in shares of KLC rather than in cash, reducing the outstanding amount of cash the Company was entitled to receive from KLC from $5,798,363 to $579,836, which would be payable to the Company in nine annual installments of varying amounts. In addition, a 15-for-1 reverse stock split over the outstanding shares of KLC was approved.

On May 9, 2013, the 15-for-1 reverse stock split was effectuated. Accordingly, the reverse stock split adjusted the number of KLC shares held by the Company from 111,201 to 7,413. In addition, pursuant to the amended KLC rehabilitation plan, on May 9, 2013, 58,483 additional shares of KLC were issued to the Company, which would be secured at the Korean Securities Depository until November 10, 2013, increasing the total number of KLC shares held by the Company to 65,896 on a reverse stock split adjusted basis.

On October 29, 2013, KLC paid $402,596 representing the present value of the total outstanding cash payments the Company was entitled to receive as part of the Settlement Agreement and pursuant to the amended KLC rehabilitation plan that was approved by the Seoul Central District Court, as discussed above.

Rental Expense

In relation to the rental agreement with Granitis as discussed in Note 3, fixed future minimum non cancellable rent commitments as of December 31, 2013, based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3743 as of December 31, 2013, amount to:

For the year ending	Amount
December 31, 2014	$51,256
December 31, 2015	$51,256
December 31, 2016	$51,256
December 31, 2017	$38,442
Total	$192,210

Charter Hire

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2013, net of commissions are:

For the year ending	Amount
December 31, 2014	$6,516,098
Total	$6,516,098

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled dry-docking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Newbuildings

Future newbuilding installments based on the non-cancelable newbuilding contracts as of December 31, 2013, including the Hull no. DY4050 and the Hull no. DY4052, are:

For the year ending	Amount
December 31, 2014	$109,499,594
December 31, 2015	37,545,616
Total	$147,045,210